Financial instruments, Credit Risk (Details) - Credit Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Financial Assets, Past Due Member]
Trade and other receivables [Abstract]
Trade receivables	$ 0	$ 0
Financial Assets, Impaired [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 0	$ 0